Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Available for sales securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy		$ 107,000,000
Transfers out of Level 2 into Level 1 of fair value hierarchy		56,000,000
Transfers out of Level 3 of fair value hierarchy	$ 0	33,000,000
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	2,578,000,000	176,000,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	4,122,000,000	$ 156,000,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	2,266,000,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	4,044,000,000
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	714,000,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 742,000,000